CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ (279)	$ (186)	$ 5
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	0	(6)	7
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	$ 68	$ 551	$ (621)